Net sales revenue is as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 54,814,961	R$ 34,049,060	R$ 28,883,717
Canceled sales, discounts and rebates	(272,842)	(248,821)	(325,794)
Taxes on sales	(6,630,080)	(3,736,219)	(3,121,506)
Deductions	(6,902,922)	(3,985,040)	(3,447,300)
Net revenues	47,912,039	30,064,020	25,436,417
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	29,724,648	16,652,801	14,220,420
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 25,090,313	R$ 17,396,259	R$ 14,663,297